Summary of accounting policies applied by the Group for the annual reporting period ending December 31, 2022 - Summary of estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2022
Bottom of range [member] | Computer equipment [member]
Disclosure Of Property Plant And Equipment Estimated Useful Lives [Line Items]
Useful life measured as period of time, property, plant and equipment	1 year
Bottom of range [member] | Laboratory equipment [Member]
Disclosure Of Property Plant And Equipment Estimated Useful Lives [Line Items]
Useful life measured as period of time, property, plant and equipment	1 year
Bottom of range [member] | Office equipment and installations [Member]
Disclosure Of Property Plant And Equipment Estimated Useful Lives [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Top of range [member] | Computer equipment [member]
Disclosure Of Property Plant And Equipment Estimated Useful Lives [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Top of range [member] | Laboratory equipment [Member]
Disclosure Of Property Plant And Equipment Estimated Useful Lives [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Top of range [member] | Office equipment and installations [Member]
Disclosure Of Property Plant And Equipment Estimated Useful Lives [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years